UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd
Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Summit Cash Reserves Fund of
BlackRock Financial Institutions Series Trust
(Percentages shown are based on Net Assets)

	Par
Certificates of Deposit – Euro	(000)	Value
Credit Industriel et Commercial (CIC),
London, 0.38%, 2/26/10	$ 1,000	$ 1,000,007
Credit Industriel et Commercial (CIC),
London, 0.40%, 3/18/10	1,000	1,000,006
Total Certificates of Deposit –
Euro – 2.5% 2,000,013
Certificates of Deposit – Yankee (a)
Abbey National Treasury Services Plc,
NY, 0.50%, 7/20/10 (b)	870	870,000
BNP Paribas SA, NY, 0.22%, 2/23/10	200	200,000
BNP Paribas SA, NY, 0.32%, 5/04/10	500	500,000
Banco Bilbao Vizcaya Argentaria SA, NY,
0.25%, 7/12/10 (b)	1,000	1,000,022
Bank of Nova Scotia, Houston, 0.30%,
4/01/10	1,000	1,000,000
Bank of Nova Scotia, Houston, 0.31%,
5/04/10	1,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY,
0.25%, 2/02/10	1,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY,
0.23%, 3/22/10	500	500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY,
0.22%, 3/30/10	1,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY,
0.20%, 4/15/10	1,000	1,000,000
Barclays Bank Plc, NY, 0.65%, 2/26/10	1,000	1,000,000
Barclays Bank Plc, NY, 0.57%, 3/24/10	1,000	1,000,000
Deutsche Bank AG, NY, 0.19%,
4/08/10	1,000	1,000,000
Dexia Credit Local, NY, Guaranteed,
0.70%, 2/17/10 (c)	1,500	1,500,000
Fortis Bank SA/NV, NY, 0.29%, 2/16/10	1,000	1,000,000
KBC Bank NV, NY, 0.26%, 3/10/10	1,000	999,851
Lloyd's TSB Bank Plc, NY, 0.20%,
2/04/10	1,000	1,000,002
Rabobank Nederland NV, NY, 0.28%,
5/04/10 (b)	1,500	1,500,000
Rabobank Nederland NV, NY, 0.23%,
1/10/11 (b)	450	450,000
Royal Bank of Scotland Plc, CT, 0.36%,
7/21/10	1,000	1,000,000
Royal Bank of Scotland Plc, NY, 0.38%,
7/07/10	1,000	1,000,000
Svenska Handelsbanken, NY, 0.19%,
4/13/10	1,000	1,000,020
Toronto-Dominion Bank, NY, 0.23%,
11/05/10 (b)	1,000	1,000,000
UBS AG, Stamford, 0.27%, 2/09/10	1,000	1,000,000

Certificates of Deposit – Yankee (a)	Par
(concluded)	(000)	Value
UBS AG, Stamford, 0.29%, 3/05/10	$ 1,000 $	1,000,000
Westpac Banking Corp., NY, 0.28%,
10/19/10 (b)	500	500,000
Westpac Banking Corp., NY, 0.29%,
10/21/10 (b)	570	570,000
Total Certificates of Deposit - Yankee –
30.7% 24,589,895
Commercial Paper
Antalis U.S. Funding Corp., 0.22%,
2/05/10 (d)	1,000	999,976
Antalis U.S. Funding Corp., 0.22%,
4/13/10 (d)	800	799,653
Antalis U.S. Funding Corp., 0.22%,
4/23/10 (d)	1,000	999,505
Atlantis One Funding Corp., 0.21%,
3/04/10 (d)	1,200	1,199,783
Atlantis One Funding Corp., 0.23%,
3/09/10 (d)	750	749,827
Atlantis One Funding Corp., 0.21%,
3/12/10 (d)	1,000	999,772
Barton Capital Corp., 0.26%,
2/04/10 (d)	800	799,983
Barton Capital Corp., 0.25%,
2/11/10 (d)	1,000	999,930
Cancara Asset Securitization LLC,
0.27%, 2/16/10 (d)	1,200	1,199,865
Chariot Funding LLC, 0.12%,
2/01/10 (d)	1,919	1,919,000
Clipper Receivables Co., LLC, 0.26%,
3/01/10 (d)	1,000	999,798
JPMorgan Securities Inc., 0.25%,
7/14/10 (d)	700	699,208
Mont Blanc Capital Corp., 0.21%,
2/04/10 (d)	800	799,986
Nieuw Amsterdam Receivables Corp.,
0.21%, 3/05/10 (d)	1,000	999,813
Romulus Funding Corp., 0.31%,
3/16/10 (d)	1,500	1,499,445
Scaldis Capital LLC, 0.22%,
4/29/10 (d)	1,000	999,468
Sheffield Receivables Corp., 0.22%,
5/21/10 (d)	1,000	999,334
Solitaire Funding LLC, 0.27%,
2/24/10 (d)	1,000	999,827
Solitaire Funding LLC, 0.25%,
4/22/10 (d)	1,000	999,444
Surrey Funding Corp., 0.23%,
2/12/10 (d)	1,200	1,199,916

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

GO	General Obligation Bonds	RB	Revenue Bonds
LOC	Letter of Credit	SBPA	Stand-by Bond Purchase Agreement
MSTR	Municipal Securities Trust Receipts	VRDN	Variable Rate Demand Notes

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

January 31, 2010 1

Schedule of Investments (continued)

BlackRock Summit Cash Reserves Fund of
BlackRock Financial Institutions Series Trust
(Percentages shown are based on Net Assets)

	Par
Commercial Paper (concluded)	(000)	Value
Sydney Capital Corp., 0.62%,
2/22/10 (d)	$ 250 $	249,910
Sydney Capital Corp., 0.62%,
3/16/10 (d)	2,000	1,998,519
Tempo Finance Corp., 0.23%,
4/08/10 (d)	1,000	999,578
Westpac Trust Securities NZ Ltd., 0.35%
11/05/10 (b)	800	800,000
Windmill Funding Corp., 0.21%,
3/08/10 (d)	1,000	999,796
Total Commercial Paper - 32.3% 25,911,336
Corporate Notes
Commonwealth Bank of Australia,
0.30%, 11/22/10 (b)(e)	500	500,000
HSBC Bank Middle East Ltd., 0.45%,
4/22/10 (b)	1,000	1,000,000
KBC Bank NV, 0.99%, 3/01/10 (c)	660	660,000
Procter & Gamble International Funding
SCA, 0.29%, 5/07/10 (b)	3,000	3,000,000
Rabobank Nederland NV, 0.25%,
4/07/10 (c)(e)	1,400	1,400,000
Total Corporate Notes – 8.2% 6,560,000
Municipal Bonds (c)
City of New York New York, GO, VRDN,
Sub-Series A-3, (LOC: BNP
Paribas/NY) 0.20%, 2/05/10	1,000	1,000,000
Connecticut State Health & Educational
Facility Authority, Refunding RB,
VRDN, Yale-New Haven Hospital,
Series K2, (LOC: JPMorgan Chase
Bank) 0.20%, 2/05/10	800	800,000
Massachusetts Bay Transportation
Authority, Refunding RB, VRDN,
General Transportation System,
(SBPA: Dexia Credit Local) 0.25%,
2/05/10	800	800,000
Puerto Rico Electric Power Authority, RB,
MSTR, VRDN, Series SGC 36, Class A,
(LOC: Societe Generale) 0.19%,
2/05/10	1,000	1,000,000
Triborough Bridge & Tunnel Authority,
RB, VRDN, General, Series B, (SBPA:
Dexia Credit Local) 0.20%,
2/05/10	800	800,000
Total Municipal Bonds - 5.5% 4,400,000

U.S. Government Sponsored Agency	Par
Obligations	(000)	Value
Fannie Mae Variable Rate Notes, 0.23%,
8/05/10 (b)	$ 700 $	699,871
Fannie Mae Variable Rate Notes, 0.15%,
5/13/11 (b)	1,000	1,000,243
Federal Home Loan Bank Variable Rate
Notes, 0.68%, 2/05/10 (b)	765	765,000
Federal Home Loan Bank Variable Rate
Notes, 0.77%, 2/26/10 (b)	765	765,000
Federal Home Loan Bank Variable Rate
Notes, 0.10%, 7/09/10 (b)	1,505	1,504,869
Federal Home Loan Bank Variable Rate
Notes, 0.20%, 10/08/10 (b)	900	899,815
Freddie Mac Variable Rate Notes,
0.15%, 7/14/10 (b)	500	499,922
Freddie Mac Variable Rate Notes,
0.24%, 8/24/10 (b)	610	610,015
Freddie Mac Variable Rate Notes,
0.24%, 9/03/10 (b)	400	399,953
Freddie Mac Variable Rate Notes,
0.30%, 2/14/11 (b)	2,880	2,879,532
Freddie Mac Variable Rate Notes,
0.16%, 5/05/11 (b)	2,000	1,999,243
Total U.S. Government Sponsored
Agency Obligations - 15.0% 12,023,463
U.S. Treasury Obligations (d)
U.S. Treasury Bills, 0.55%, 7/01/10	1,100	1,097,502
U.S. Treasury Bills, 0.31% - 0.39%,
7/15/10	3,800	3,793,950
U.S. Treasury Bills, 0.47%, 7/29/10	250	249,419
U.S. Treasury Bills, 0.32%, 8/26/10	400	399,279
Total U.S. Treasury Obligations - 6.9% 5,540,150
Total Investments
(Cost - $81,024,857*) – 101.1%		81,024,857
Liabilities in Excess of Other Assets – (1.1)%		(916,269)
Net Assets – 100.0%	$ 80,108,588

* Cost for federal income tax purposes.
(a) Issuer is a branch of foreign domiciled bank.
(b) Variable rate security. Rate shown is as of report date.
(c) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d) Rates shown are the discount rates or range of discounts paid at the time of purchase.
(e) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

January 31, 2010

Schedule of Investments (concluded)

BlackRock Summit Cash Reserves Fund of
BlackRock Financial Institutions Series Trust

· Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

·Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

·Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

·Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the
Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1	-
Level 2[1]	$ 81,024,857
Level 3	-
Total	$ 81,024,857
[1]See above Schedule of Investments for values in each security type.

3

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

January 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 19, 2010